UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
________

FORM N-PX
________

ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-22107

SEI Structured Credit Fund, LP
(Name of registrant)
________

One Freedom Valley Drive
Oaks, Pennsylvania 19456
(Address of principal executive offices)
________

SEI Structured Credit Fund, LP
SEI Investments Company
One Freedom Valley Drive
Oaks, Pennsylvania 19456
(Name and address of agent for service)

CC:

Timothy W. Levin, Esquire
Morgan, Lewis & Brockius LLP
1701 Market Street
Philadelphia, Pennsylvania 19103
(Name and address of agent for service)

1-800-342-5734
(Registrant’s telephone number including area code )
________

Date of Fiscal Year End: December 31

Date of Reporting Period: July 1, 2020 to June 30, 2021

Item 1. Proxy Voting Record.

Attached are the proxy voting records for
SEI Structured Credit Fund, LP

Registrant : Structured Credit Fund
Fund Name : SEI Structured Credit Fund, LP
________________________________________________________________________________
Apollo Investment Corporation
Ticker     Security ID:             Meeting Date          Meeting Status
AINV       CUSIP 03761U502          08/11/2020            Voted
Meeting Type                        Country of Trade
Annual                              United States
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt

1.1        Elect Jeanette Loeb      Mgmt       For        For        For
1.2        Elect Frank C. Puleo     Mgmt       For        For        For
1.3        Elect Howard T. Widra    Mgmt       For        For        For
2          Ratification of Auditor  Mgmt       For        For        For
________________________________________________________________________________
Ares Capital Corporation
Ticker     Security ID:             Meeting Date          Meeting Status
ARCC       CUSIP 04010L103          08/13/2020            Voted
Meeting Type                        Country of Trade
Special                             United States
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt

1          Authority to Sell or     Mgmt       For        For        For
            Issue Shares Below
            Net Asset
            Value

SIGNATURES
Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Structured Credit Fund, LP

By: /s/ Robert A. Nesher
Robert A. Nesher
President
Date:  August 24, 2021